UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22116

RMR FUNDS SERIES TRUST
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Funds Series Trust 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan

State Street Bank and Trust Company

 801 Pennsylvania Avenue, Tower II, 4th Floor

Kansas City, Missouri 64102

Christina T. Simmons, Esq.

State Street Bank and Trust Company

 100 Huntington Avenue, 3rd Floor

Boston, Massachusetts 02116

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

RMR Real Estate Securities Fund

Portfolio of Investments  –  September 30, 2008 (unaudited)

Company	Shares	Value
Common Stocks – 91.4%
Real Estate Investment Trusts – 89.9%
Apartments – 12.5%
AvalonBay Communities, Inc.	975	$95,960
Equity Residential	3,030	134,562
Essex Property Trust, Inc.	495	58,573
		289,095
Health Care – 9.4%
HCP, Inc.	2,536	101,770
Healthcare Realty Trust, Inc.	1,190	34,689
Ventas, Inc.	1,620	80,060
		216,519
Hospitality – 4.8%
Host Hotels & Resorts, Inc.	6,055	80,471
LaSalle Hotel Properties	1,295	30,199
		110,670
Industrial – 7.2%
AMB Property Corp.	1,295	58,663
ProLogis	2,595	107,096
		165,759
Office – 24.9%
Alexandria Real Estate Equities, Inc.	655	73,688
Boston Properties, Inc.	1,408	131,873
Digital Realty Trust, Inc.	1,295	61,189
Douglas Emmett, Inc.	1,730	39,911
DuPont Fabros Technology, Inc.	1,510	23,028
Kilroy Realty Corp.	646	30,872
Mack-Cali Realty Corp.	145	4,911
SL Green Realty Corp.	970	62,856
Vornado Realty Trust	1,620	147,339
		575,667
Retail – 26.0%
Acadia Realty Trust	1,500	37,920
Federal Realty Investment Trust	970	83,032
General Growth Properties, Inc.	1,725	26,048
Kimco Realty Corp.	2,660	98,260
Regency Centers Corp.	975	65,023
Simon Property Group, Inc.	2,270	220,190
Taubman Centers, Inc.	1,415	70,750
		601,223
Storage – 5.1%
Public Storage, Inc.	1,195	118,317
Total Real Estate Investment Trusts (Cost $2,053,784)		2,077,250

Other – 1.5%
International Game Technology	190	3,264
Marriott International, Inc., Class A	755	19,698
Toll Brothers, Inc. (a)	505	12,741
Total Other (Cost $40,645)		35,703

Total Common Stocks (Cost $2,094,429)		2,112,953

Other Investment Companies – 7.4%
iShares Dow Jones US Real Estate Index Fund	1,100	68,145
Ultra Real Estate ProShares	3,785	102,195
Total Other Investment Companies (Cost $178,291)		170,340

Short-Term Investments – 2.6%
Other Investment Companies – 2.6%
Dreyfus Cash Management, Institutional Shares, 2.71% (b) (Cost $59,341)	59,341	59,341

See notes to portfolio of investments.

Total Investments – 101.4% (Cost $2,332,061) (c)	2,342,634
Other assets less liabilities – (1.4)%	(31,989)
Net Assets – 100%	$2,310,645

Notes to Portfolio of Investments
(a)	As of September 30, 2008, this security had not paid a distribution.
(b)	Rate reflects 7 day yield as of September 30, 2008.
(c)

Although subject to adjustments to the extent 2008 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of September 30, 2008, are as follows:

Cost	$2,332,061

Gross unrealized appreciation	$197,065
Gross unrealized depreciation	(186,492)
Net unrealized appreciation	$10,573

Reference should be made to the Fund’s financial statements for the year ended December 31, 2007, and six months ended June 30, 2008, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Fair Value Measurements

The Fund has adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements, or FAS 157, effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund did not fair value any of its securities during the period.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted prices	$2,342,634
Level 2 - Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—
Total	$2,342,634

There were no investments in securities characterized as Level 3 on September 30, 2008.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR FUNDS SERIES TRUST

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 28, 2008

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 28, 2008